CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Treasury shares	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) from changes in the time value of the options	Actuarial gains or losses on defined benefit plans reserve	Shares based payments reserve	Other sundry reserve	Total other reserve	Retained earnings/ (losses)	Parent’s ownership interest	Non- controlling interest	Total
Balance at Dec. 31, 2018	$ 3,146,265	$ (178)	$ (2,656,644)	$ (9,333)		$ (15,178)	$ 37,874	$ 2,638,916	$ (4,365)	$ 218,971	$ 3,360,693	$ 79,908	$ 3,440,601
Total increase (decrease) in equity
Net income/(loss)										190,430	190,430	5,183	195,613
Other comprehensive income			(233,643)	66,225		(7,762)			(175,180)		(175,180)	(8,584)	(183,764)
Total comprehensive income			(233,643)	66,225		(7,762)			(175,180)	190,430	15,250	(3,401)	11,849
Transactions with shareholders
Dividends										(57,129)	(57,129)		(57,129)
Increase (decrease) through transfers and other changes, equity							(1,585)	(186,447)	(188,032)		(188,032)	(78,112)	(266,144)
Total transactions with shareholders							(1,585)	(186,447)	(188,032)	(57,129)	(245,161)	(78,112)	(323,273)
Balance at Dec. 31, 2019	3,146,265	(178)	(2,890,287)	56,892		(22,940)	36,289	2,452,469	(367,577)	352,272	3,130,782	(1,605)	3,129,177
Total increase (decrease) in equity
Net income/(loss)										(4,545,887)	(4,545,887)	(9,648)	(4,555,535)
Other comprehensive income			(900,226)	(117,833)		(3,045)			(1,021,104)		(1,021,104)	4,655	(1,016,449)
Total comprehensive income			(900,226)	(117,833)		(3,045)			(1,021,104)	(4,545,887)	(5,566,991)	(4,993)	(5,571,984)
Transactions with shareholders
Increase (decrease) through transfers and other changes, equity							946	(450)	496		496	(74)	422
Total transactions with shareholders							946	(450)	496		496	(74)	422
Balance at Dec. 31, 2020	3,146,265	(178)	(3,790,513)	(60,941)		(25,985)	37,235	2,452,019	(1,388,185)	(4,193,615)	(2,435,713)	(6,672)	(2,442,385)
Increase (decrease) by application of new accounting standards				380	(380)
Initial balance restated	3,146,265	(178)	(3,790,513)	(60,561)	(380)	(25,985)	37,235	2,452,019	(1,388,185)	(4,193,615)	(2,435,713)	(6,672)	(2,442,385)
Total increase (decrease) in equity
Net income/(loss)										(4,647,491)	(4,647,491)	(5,651)	(4,653,142)
Other comprehensive income			18,354	22,171	(17,183)	7,235			30,577		30,577	1,654	32,231
Total comprehensive income			18,354	22,171	(17,183)	7,235			30,577	(4,647,491)	(4,616,914)	(3,997)	(4,620,911)
Transactions with shareholders
Increase (decrease) through transfers and other changes, equity								(3,921)	(3,921)		(3,921)	313	(3,608)
Total transactions with shareholders								(3,921)	(3,921)		(3,921)	313	(3,608)
Balance at Dec. 31, 2021	$ 3,146,265	$ (178)	$ (3,772,159)	$ (38,390)	$ (17,563)	$ (18,750)	$ 37,235	$ 2,448,098	$ (1,361,529)	$ (8,841,106)	$ (7,056,548)	$ (10,356)	$ (7,066,904)